Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%
Statutory income tax rates applied to accounting income	$ 3,280	$ (637)
Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	50	322
Permanent differences and other items	1,222	1,669
Benefit of tax losses not recognized	779	(918)
Total provision for income taxes	$ 5,331	$ 436